MONOGENESIS  CORPORATION


SEMI -ANNUAL REPORT TO SHAREHOLDERS


JUNE  30, 1998




George E.  Clark
CERTIFIED PUBLIC ACCOUNTANT
6309 ROSWELL ROAD, NE
SUITE 2-B
ATLANTA, GEORGIA 30326
(404)256-1218      FAX (404)256-5634






INDEPENDENT  AUDITOR'S  REPORT



To the Board of Directors and Stockholders
Monogenesis Corporation
Walker, West Virginia

I have compiled the accompanying statement of assets and liabilities of Monogenesis Corporation, including the schedule of portfolio investments, as of June 30, 1998, and the related statements of operations, cash flows and changes in net assets for the six months then ended, and the selected per share data and ratios for each of the three years in the period then ended, in accordance with standards established by the American Institute of Certified Public Accountants.

A compilation is limited to presenting in the form of financial statements information that is the representation of management. I have not audited or reviewed the accompanying financial statements and, accordingly, so not express an opinion or any other form of assurance on them.







July 27, 1998



MONOGENESIS  CORPORATION

STATEMENT  OF  ASSETS  AND  LIABILITIES


JUNE 30, 1998

ASSETS
	Investments in securities, at value
		identified cost $39,585.83						$277,029.93
	Cash		   							    		      44,972.95
	Equipment, net of accumulated depreciation
		of $1,098.21			      							6,223.19

							Total Assets				     328,226.07

LIABILITIES
	Accounts payable								            434.20
	Loans from shareholders							         136.60

							Total Liabilities			         570.80

NET ASSETS
	Net assets (equivalent to $161.89 per share
		based on 2,024 shares of capital stock
		outstanding) (Note 5)								$327,655.27














The accompanying notes to the Financial Statements are an integral part of this statement.

"SEE   ACCOUNTANT'S  REPORT"





MONOGENESIS  CORPORATION

STATEMENT  OF  CHANGES  IN  NET  ASSETS


FOR THE SIX MONTHS ENDED JUNE 30, 1998


INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
	Investment income - net						$(22,215.80)
	Net realized gain on investments				  20,613.30
	Change in unrealized appreciation			(255,682.45)

Net decrease in net assets resulting
	from operations								(257,284.95)

CAPITAL  SHARE  TRANSACTIONS						          0
	Net decrease in net assets					(257,284.95

NET  ASSETS
Beginning of the period							 584,940.22


	End of the period								$327,655.27













The accompanying notes to the Financial Statements are an integral part of this statement.

"SEE   ACCOUNTANT'S  REPORT"





MONOGENESIS  CORPORATION

STATEMENT  OF  OPERATIONS


FOR THE SIX MONTHS ENDED JUNE 30, 1998



INVESTMENT   INCOME
	Income
		Dividends										$	  --
		Interest		  								    948.13
		Other Income										  --
													 -------------
								Total Income		      	948.13

EXPENSES
	Officer salaries								    6,000.00
	Professional fees								    5,407.30
	Custodian, transfer agent and
		distribution fees				   				10,458.15
	Other administrative expenses			        1,298.47
							Total Expenses	           23,163.93

INVESTMENT INCOME-NET									  (22,215.80)

Realized and Unrealized Gain on Investments
		(Note 2)
	Net realized gain on investments				    20,613.30

	Change in unrealized appreciation of
		Investments for six months				  (255,682.45)

Net loss on investments						      (235,069.15)


Net decrease in net assets resulting
	from operations				 				 $(257,284.95)







				The accompanying notes to the Financial Statements are
an integral part of this statement.

"SEE   ACCOUNTANT'S  REPORT"









MONOGENESIS  CORPORATION

STATEMENT  OF  CASH FLOW


FOR THE SIX MONTHS ENDED JUNE 30, 1998

CASH FLOW FROM OPERATION ACTIVITIES
	Net decrease in net assets
		from operations							$(257,284.95)
	Adjustments to reconcile net (decrease)
		in net assets Resulting from
		operations to net cash provided by
		operating activities
			Depreciation						          366.07
			Decrease in unrealized
				appreciation of investment
				securities							    257,245.25
			Increase in accounts payable			          7.68

				Net cash provided by (used in)
					Operating activities				    334.05

CASH FLOWS FROM FINANCING ACTIVITIES								--
CASH FLOWS FROM FINANCING ACTIVITIES
	Purchase of investments, net of
	subsequent re-sales							    (22,690.80)

NET DECREASE IN CASH AND CASH EQUIVALENTS				     (22,356.75)
Cash balance, beginning of period				     67,329.70

Cash balance, end of period					       $44,972.95








				The accompanying notes to the Financial Statements are
an integral part of this statement.

"SEE   ACCOUNTANT'S  REPORT"

















MONOGENESIS  CORPORATION

SUPPLEMENTARY  INFORMATION   --  STATEMENT  OF  CHANGES  IN  SURPLUS


For the six months ended June 30, 1998



				COMMON			PAID-IN			ACCUMULATED  	TOTAL
						STOCK			CAPITAL			EARNINGS



Balance at beginning 		$20.39		$89,297.39		 $3,228.03		92,545.81
Of year

Additional capital
	Contributed				--											--

Stock cancelled			  (.15)					.15

Additional capital
	Contributed									--

Net income (loss)										(2,388.64)		(2,388.64)
						___________	___________	__________		_________

						$20.24			$89,297.54		$   839.39	   $90.157.17
						===========	===========	==========		=========










"SEE   ACCOUNTANT'S  REPORT"


MONOGENESIS  CORPORATION

SUPPLEMENTARY  INFORMATION   --  SELECTED PER SHARE DATA AND RATIOS

FOR THE SIX MONTHS ENDED JUNE 30, 1998




								1998				1997				1996
									_________		  _________		__________

PER  SHARE  DATA
Investment income					$  .47			  $   --			$	--

Expenses							 11.45				 10.10			 19.03
Investment income-net
Additional contributions				--				  --			  --

Distributions from
investment income-net					--				  --			  --

Net realized & unrealized
gain (loss) on securities	 		(114.01)			46.01				.13

Distributions from realized
gains on securities					--				  --			  --
									__________			_________		__________

Net increase/decrease
In net asset value				(124.99)			 36.04			(14.02)

Net asset value
	Beginning of year				 286.88				 (9.11)			  4.91
									__________			__________		________

	End of year					$161.89				$26.93			$(9.11)
									==========			===========	=========
Per share market value
	End of period					  $  --					$  --			$ --
									==========			===========	==========

Total investment return			  $  --					$  --			$ --
									==========			===========	==========

RATIOS
	Ratio of expenses to
	Average net assets(%)				--					--				--

	Ratio of investment
	Income-net to average
	Net assets(%)						--					--				--

	Portfolio turnover
	Ratio								--					--				--





"SEE   ACCOUNTANT'S  REPORT"


MONOGENESIS  CORPORATION

INVESTMENTS  IN  SECURITIES

JUNE 30, 1998




													NUMBER
OF SHARES			VALUE

COMON  STOCKS -100%
	PML, Inc.										  725			  $   634.38

	EXIGENT INTERNATIONAL, INC.					   18,875				93,204.75

	EXIGENT INTERNATIONAL, INC.
		WARRANTS 1/30/2000						   20,000				52,500.00

	THT, INC.										6,000				22,690.80

	TICE TECH, INC.								   30,500				61,000.00


	TICE TECH, INC. WARRANTS						   188,000				47,000.00
																		----------
														             $277,029.93
																	  ===========









				The accompanying notes to the Financial Statements are an
integral part of this statement.

"SEE   ACCOUNTANT'S  REPORT"



MONOGENESIS  CORPORATION


NOTES  TO  FINANCIAL  STATEMENTS

JUNE 30, 1998


(1) SIGNIFICANT  ACCOUNTING  POLICIES

Monogenesis Corporation (the Company) is registered under the Investment Company Act of 1940 as a non-diversified management investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Depreciation - Equipment is depreciated using the straight-line method over a ten- year period.

Accrual of expenses - It is the Company's policy to accrue items of expense recognized in the current period, but not paid until the subsequent period.

Security valuation - Investments in securities in ensuing public companies are originally valued at cost until such time as the securities are publicly traded. Securities traded on a national securities exchange or reported on the NASDAQ national market are stated at the last reported sales price on the day of valuation. Other securities for which no sale was reported on that date are stated at the last quoted bid price.

Security transaction and investments income - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Federal income taxes - The Company does not qualify for the preferred tax treatment of dividends paid to stockholders afforded by Subchapter M of the Internal Revenue Code to most regulated investment companies. No provision for income taxes is required for this year as the net investment loss exceeded realized gain on sales of securities.





"SEE   ACCOUNTANT'S  REPORT"














MONOGENESIS  CORPORATION

NOTES  TO  FINANCIAL  STATEMENTS

JUNE 30, 1998



(2) INVESTMENT  TRANSACTIONS

Purchases and sales of portfolio securities during the year were $22,691 and $20,625, respectively. Net loss on investments for the six months ended June 30, 1998, was $(235,069.15). That amount represents the net decreases in value of the investments held during the period and actual gains realized on sales of investments. All investment decisions are made by the Company's president. Purchases, when they occur, are made from funds generated through additional contributions to Paid-In Capital.

(3) DIVIDENDS

The Company paid no dividends during the period. The Company only distributes property dividends of stock that it requires in ensuing public companies.
Such acquisitions of stock are made from Paid-In  Capital.

(4) OFFICER / DIRECTOR  COMPENSATION

The Company paid $6,000.00 in officer salaries during the period.
No fees were paid to directors.

(5) CAPITAL  SHARE  TRANSACTIONS

As of June 30, 1998, there were 3,000 shares of $.01 par value stock authorized, 2,024 shares issued and outstanding, and Paid-In
Capital aggregated $89,297.54








"SEE   ACCOUNTANT'S  REPORT"